May 2, 2014
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:	Mr. Mark Cowan Document Control – EDGAR

RE:	RiverSource Variable Annuity Account (“Registrant”)
     RiverSource® Innovations Select Variable Annuity
     RiverSource® Endeavor Select Variable Annuity
     RiverSource® Innovations Variable Annuity
     RiverSource® Innovations Classic Select Variable Annuity
     RiverSource® Innovations Classic Variable Annuity
     RiverSource® New Solutions Variable Annuity
     Evergreen EssentialSM Variable Annuity
     Evergreen New Solutions Select Variable Annuity
     Evergreen New Solutions Variable Annuity
     Wells Fargo Advantage® Select Variable Annuity

File Nos.: 333-139763/811-7195
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced variable annuities do not differ from that contained in Registrant’s Post-Effective Amendment No. 22 (Amendment). This Amendment was filed electronically on April 25, 2014.
If you have any questions or concerns regarding this filing, please contact me at (612) 671-8056 or Boba Selimovic at (612) 671-7449.
Sincerely,

/s/ Timothy D. Crawford
Timothy D. Crawford
Assistant General Counsel and
Assistant Secretary